OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Component of Other Income (Expense), Nonoperating [Line Items]
Premium paid on repurchase of 2012 High Yield Bond	$ (2,820)	$ 0	$ 0
Financing arrangement fees and other costs	(1,283)	(1,468)	(1,694)
Interest expense on un-designated interest rate swaps	(7,554)	(10,824)	(14,385)
Foreign exchange (loss)/gain on capital lease obligations and related restricted cash	(659)	945	492
Foreign exchange loss on operations	(378)	(1,291)	(2,235)
Total	(7,567)	(2,745)	(17,151)
Foreign currency transaction loss	700
Gain on derivative instruments	4,700
Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Mark-to-market adjustment on derivatives	12,074	9,893	655
Bond and Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Mark-to-market adjustment on derivatives	(6,506)	0	0
Foreign currency transaction loss	6,200
Cross Currency Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Mark-to-market adjustment on derivatives	0	0	16
Net hedge ineffectiveness loss	5,000
Earn-Out Units
Component of Other Income (Expense), Nonoperating [Line Items]
Mark-to-market adjustment on derivatives	$ (441)	$ 0	$ 0